Condensed Consolidated Interim Statement of Financial Position - CHF (SFr)	Jun. 30, 2023	Dec. 31, 2022
Assets
Property, plant and equipment	SFr 6,357,000	SFr 7,235,000
Intangible assets	277,000	271,000
Total non-current assets	6,634,000	7,506,000
Short-term time deposits	154,952,000	161,198,000
Other current assets	4,154,000	4,589,000
Trade and other receivables	1,510,000	1,019,000
Cash and cash equivalents	63,243,000	87,946,000
Total current assets	223,859,000	254,752,000
Total assets	230,493,000	262,258,000
Shareholders' equity and liabilities
Share capital	3,633,080	3,604,000
Additional paid-in capital	363,381,000	360,323,000
Treasury share reserve	(981,000)	(981,000)
Cumulative losses	(160,056,000)	(127,780,000)
Total shareholders' equity	205,977,000	235,166,000
Contract liability	1,421,000	3,637,000
Lease liability	3,049,000	3,652,000
Employee benefits	4,376,000	2,552,000
Total non-current liabilities	8,846,000	9,841,000
Trade and other payables	2,739,000	2,143,000
Accrued expenses	5,890,000	7,501,000
Contract liability	5,838,000	6,409,000
Lease liability	1,203,000	1,198,000
Total current liabilities	15,670,000	17,251,000
Total liabilities	24,516,000	27,092,000
Total shareholders' equity and liabilities	SFr 230,493,000	SFr 262,258,000